Other operating expenses - Master Settlements Agreement - Additional Information (Details) - R J Reynolds Tobacco Company £ in Millions, $ in Millions	3 Months Ended			12 Months Ended															120 Months Ended
	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2020 State	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($) State	Dec. 31, 2017 USD ($) State	Dec. 31, 2016 State	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) State	Dec. 31, 2013 State	Dec. 31, 2012 State	Dec. 31, 2012 USD ($)
Texas, Minnesota and Mississippi
Other Operating Expenses [Line Items]
Payments of litigation claim settlements											$ 8
Claims related to period 2003 to 2012 | Master settlement agreement
Other Operating Expenses [Line Items]
Number of states | State																2	3	17
Increase of income related to payment obligation																			$ 1,000
Credit period																5 years	5 years
Additional credit received																$ 170
Claims related to period 2004 to 2014 | Master settlement agreement
Other Operating Expenses [Line Items]
Number of states | State													2	0
Credit period														4 years
Claims related to period 2004 to 2014 | Master settlement agreement | Five-year period from 2016
Other Operating Expenses [Line Items]
Additional credit received															$ 285
Claims related to period 2004 to 2014 | Master settlement agreement | Five-year period from 2017
Other Operating Expenses [Line Items]
Additional credit recognised											61
Claims related to period 2004 To 2019 | Master settlement agreement
Other Operating Expenses [Line Items]
Number of states | State												9
Claims related to period 2004 to 2017 | Master settlement agreement | Five-year period from 2018
Other Operating Expenses [Line Items]
Additional credit recognised													$ 189
Claims related to period 2004 To 2024 | Master settlement agreement
Other Operating Expenses [Line Items]
Number of states | State												1
Claims related to period 2004 To 2024 | Master settlement agreement | Five-year period from 2019
Other Operating Expenses [Line Items]
Additional credit recognised												$ 213
Non participating manufacturer adjustment claims related to period from 2005 to 2028 | Master settlement agreement
Other Operating Expenses [Line Items]
Number of states | State			10
Credit period		5 years						5 years	5 years
Additional credit recognised		$ 11
Non participating manufacturer adjustment claims related to period from 2005 to 2028 | Master settlement agreement | Five-year period from 2019
Other Operating Expenses [Line Items]
Additional credit recognised									$ 130
Non participating manufacturer adjustment claims related to period from 2005 to 2029 | Master settlement agreement | Five-year period from 2024
Other Operating Expenses [Line Items]
Credit period						5 years	5 years
Additional credit recognised					$ 29
Non participating manufacturer adjustment claims related to period from 2005 to 2011 | Master settlement agreement | Five-year period from 2026
Other Operating Expenses [Line Items]
Credit period	5 years
Additional credit recognised	$ 69
Master settlement agreement and state settlement agreements
Other Operating Expenses [Line Items]
Losses on litigation settlements				£ 1,689	2,160	£ 2,023	$ 2,516	£ 2,387	2,951
Settlement cash payments				£ 1,983	$ 2,535	£ 2,311	$ 2,874	£ 2,531	3,129
Payment obligation | Florida
Other Operating Expenses [Line Items]
Losses on litigation settlements											241
Resolution of claims
Other Operating Expenses [Line Items]
Losses on litigation settlements									$ 37
Resolution of claims | Texas, Minnesota and Mississippi
Other Operating Expenses [Line Items]
Losses on litigation settlements											$ 264
Final resolution | Texas and Minnesota
Other Operating Expenses [Line Items]
Losses on litigation settlements										$ 17